VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 59.8%
		Communication Services: 3.6%
11,332	(1),(2)	Alphabet, Inc. - Class A	$13,837,958	0.2
131,785	(2)	Alphabet, Inc. - Class C	160,645,915	2.3
445,100	(2)	Facebook, Inc. - Class A	79,263,408	1.1
			253,747,281	3.6

		Consumer Discretionary: 5.1%
78,800	(2)	Amazon.com, Inc.	136,789,708	1.9
782,966		Aptiv PLC	68,446,888	1.0
880,582		Hilton Worldwide Holdings, Inc.	81,990,990	1.1
119,800		McDonald's Corp.	25,722,258	0.4
419,964	(1)	Yum! Brands, Inc.	47,636,516	0.7
			360,586,360	5.1

		Consumer Staples: 0.8%
1,973,387	(3)	Keurig Dr Pepper, Inc.	53,912,933	0.8

		Energy: 0.2%
236,000	(3)	Concho Resources, Inc./Midland TX	16,024,400	0.2

		Financials: 5.8%
890,837		Intercontinental Exchange, Inc.	82,197,530	1.1
2,052,009		Marsh & McLennan Cos., Inc.	205,303,501	2.9
126,900		PNC Financial Services Group, Inc.	17,786,304	0.2
455,644		S&P Global, Inc.	111,623,667	1.6
			416,911,002	5.8

		Health Care: 12.6%
1,717,985	(2)	Alcon, Inc.	100,209,863	1.4
41,200		Anthem, Inc.	9,892,120	0.1
1,242,596	(2),(3)	Avantor, Inc.	18,266,161	0.3
669,078		Becton Dickinson & Co.	169,249,971	2.4
1,479,408		Danaher Corp.	213,670,897	3.0
2,374,356	(3)	PerkinElmer, Inc.	202,223,901	2.8
533,421		Thermo Fisher Scientific, Inc.	155,369,535	2.2
148,100	(1)	UnitedHealth Group, Inc.	32,185,092	0.4
			901,067,540	12.6

		Industrials: 8.0%
2,010,371		Fortive Corp.	137,831,036	1.9
23,229,416		General Electric Co.	207,670,979	2.9
429,716		Roper Technologies, Inc.	153,236,725	2.2
746,649		Waste Connections, Inc.	68,691,708	1.0
			567,430,448	8.0

		Information Technology: 16.0%
2,058,244	(2)	Fiserv, Inc.	213,213,496	3.0
372,412		Global Payments, Inc.	59,213,508	0.8
1,591,676		Maxim Integrated Products	92,173,957	1.3
1,983,400		Microsoft Corp.	275,752,102	3.9
698,755		NXP Semiconductor NV - NXPI - US	76,248,146	1.1
1,191,202	(3)	TE Connectivity Ltd.	110,996,202	1.5
943,521	(1)	Texas Instruments, Inc.	121,940,654	1.7
1,128,257	(1),(3)	Visa, Inc. - Class A	194,071,487	2.7
			1,143,609,552	16.0

		Real Estate: 0.5%
177,900		American Tower Corp.	39,339,027	0.5

		Utilities: 7.2%
1,098,576		American Electric Power Co., Inc.	102,925,585	1.4
409,987		American Water Works Co., Inc.	50,932,685	0.7
1,122,525		Eversource Energy	95,942,212	1.4
421,911		NextEra Energy, Inc.	98,301,044	1.4
2,054,548		NiSource, Inc.	61,472,076	0.9
1,576,616		Xcel Energy, Inc.	102,306,612	1.4
			511,880,214	7.2

	Total Common Stock
	(Cost $3,443,508,123)		4,264,508,757	59.8

PREFERRED STOCK: 5.6%
		Consumer Discretionary: 0.1%
576,340	(2),(4),(5)	Aurora Innovation, Inc., - Series B	5,325,555	0.1

		Financials: 1.8%
250,000	(2),(6)	Charles Schwab Corp. - Series C	6,595,000	0.1
23,000	(2),(6)	Charles Schwab Corp. - Series D	619,160	0.0
550,000	(2),(3),(6)	JPMorgan Chase & Co.	15,097,500	0.2
38,102	(2),(6)	State Street Corp. - Series E	963,599	0.0
250,000	(2),(6)	US Bancorp	6,732,500	0.1
166,000	(2),(6),(7)	US Bancorp - Series G	4,540,100	0.1
62,289	(2)	Wells Fargo & Co.	94,834,380	1.3
			129,382,239	1.8

		Health Care: 1.6%
982,882	(2)	Avantor, Inc.	52,721,790	0.8
951,470	(2)	Becton Dickinson and Co.	58,905,508	0.8
			111,627,298	1.6

		Industrials: 0.2%
17,812	(2)	Fortive Corp.	16,068,739	0.2

		Utilities: 1.9%
165,000	(2),(6)	Alabama Power Co.	4,374,150	0.1
176,676	(2)	American Electric Power Co., Inc.	9,731,314	0.1
1,050,000	(2),(6)	CMS Energy Corp.	29,662,500	0.4
800,000	(2),(6)	CMS Energy Corp.	22,616,000	0.3
560,000	(2),(3),(6)	DTE Energy Co.	15,584,800	0.2
540,000	(2),(6)	Duke Energy Corp.	14,828,400	0.2
525,000	(2),(6),(7)	NiSource, Inc.	14,574,000	0.2
304,680	(2),(6),(7)	SCE Trust III	7,516,456	0.1
527,253	(2),(6),(7)	SCE Trust IV	12,574,984	0.2
145,810	(2),(6),(7)	SCE Trust V	3,567,971	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Utilities: (continued)
116,569	(2),(6)	SCE Trust VI	$2,759,188	0.0
			137,789,763	1.9

	Total Preferred Stock
	(Cost $359,038,367)		400,193,594	5.6

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 18.0%
		Communications: 5.8%
7,190,000		Amazon.com, Inc., 2.600%, 12/05/2019	7,193,352	0.1
6,450,000	(3),(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.000%, 03/01/2023	6,570,937	0.1
4,285,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/2023	4,365,344	0.1
12,375,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2023	12,712,095	0.2
28,235,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	29,540,869	0.4
38,178,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	39,561,952	0.6
3,926,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/2021	3,931,595	0.1
9,450,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	9,576,157	0.1
6,575,000	(3)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/2023	6,722,937	0.1
7,425,000	(3)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 01/15/2024	7,610,625	0.1
9,901,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/2024	10,356,050	0.1
2,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	2,749,776	0.0
5,540,000		Comcast Corp., 2.429%, (US0003M + 0.330%), 10/01/2020	5,550,365	0.1
4,375,000	(3)	Comcast Corp., 2.539%, (US0003M + 0.440%), 10/01/2021	$4,389,858	0.1
11,285,000		Comcast Corp., 3.300%, 10/01/2020	11,440,424	0.2
5,115,000		Comcast Corp., 3.450%, 10/01/2021	5,268,982	0.1
3,600,000		Level 3 Financing, Inc., 5.375%, 08/15/2022	3,622,500	0.0
25,880,000	(3)	Netflix, Inc., 4.375%, 11/15/2026	26,282,434	0.4
48,465,000	(3)	Netflix, Inc., 4.875%, 04/15/2028	49,431,877	0.7
4,350,000	(3)	Netflix, Inc., 5.375%, 02/01/2021	4,495,725	0.1
3,275,000	(3)	Netflix, Inc., 5.500%, 02/15/2022	3,471,500	0.0
12,275,000	(3)	Netflix, Inc., 5.875%, 02/15/2025	13,510,356	0.2
48,940,000	(3)	Netflix, Inc., 5.875%, 11/15/2028	53,285,872	0.7
30,475,000	(8)	Netflix, Inc., 6.375%, 05/15/2029	33,674,875	0.5
7,870,000	(3),(8)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	8,037,238	0.1
6,510,000	(3),(8)	Sirius XM Radio, Inc., 4.625%, 05/15/2023	6,666,891	0.1
2,870,000		T-Mobile USA, Inc., 6.000%, 03/01/2023	2,930,815	0.0
1,410,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	1,519,543	0.0
7,275,000		Verizon Communications, Inc., 3.119%, (US0003M + 1.000%), 03/16/2022	7,387,049	0.1
7,275,000		Verizon Communications, Inc., 3.125%, 03/16/2022	7,487,498	0.1
21,757,000	(8)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	22,296,574	0.3
			411,642,065	5.8

		Consumer, Cyclical: 2.5%
5,420,000	(8)	1011778 BC ULC / New Red Finance, Inc., 4.625%, 01/15/2022	5,434,092	0.1
650,000		Aptiv PLC, 4.350%, 03/15/2029	703,465	0.0
2,895,000		AutoZone, Inc., 2.500%, 04/15/2021	2,907,204	0.0
9,575,000	(3)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	10,295,997	0.2
8,530,000	(3)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	8,796,562	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,127,014		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/2019	$1,132,255	0.0
2,744,759		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	2,895,446	0.0
405,600		Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/2021	410,893	0.0
480,665		Delta Air Lines 2009-1 Class A Pass Through Trust, 7.750%, 06/17/2021	485,653	0.0
2,090,000	(3)	Dollar Tree, Inc., 3.003%, (US0003M + 0.700%), 04/17/2020	2,090,389	0.0
4,260,000		Hilton Domestic Operating Co., Inc., 4.250%, 09/01/2024	4,350,525	0.1
3,715,000		Home Depot, Inc./The, 2.448%, (US0003M + 0.310%), 03/01/2022	3,721,095	0.1
3,305,000	(3)	Home Depot, Inc./The, 3.250%, 03/01/2022	3,420,693	0.1
27,235,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	28,426,531	0.4
9,435,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	9,812,400	0.1
18,800,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	19,946,800	0.3
2,340,000		Marriott International, Inc./MD, 2.752%, (US0003M + 0.650%), 03/08/2021	2,349,208	0.0
2,895,000	(3),(8)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	3,003,563	0.1
1,050,000	(8)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,122,167	0.0
2,023,560		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	2,203,151	0.0
401,208		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	434,410	0.0
670,413		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	706,533	0.0
2,347,114		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	2,474,518	0.0
764,119		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	797,785	0.0
19,225,000	(3)	Yum! Brands, Inc., 3.750%, 11/01/2021	19,753,688	0.3
13,520,000	(3)	Yum! Brands, Inc., 3.875%, 11/01/2020	13,722,800	0.2
9,660,000	(3)	Yum! Brands, Inc., 3.875%, 11/01/2023	10,040,604	0.2
10,110,000		Yum! Brands, Inc., 5.350%, 11/01/2043	9,756,150	0.1
5,885,000		Yum! Brands, Inc., 6.875%, 11/15/2037	6,620,625	0.1
			177,815,202	2.5

		Consumer, Non-cyclical: 4.3%
15,900,000	(8)	Avantor, Inc., 6.000%, 10/01/2024	17,077,077	0.2
62,786,000	(8)	Avantor, Inc., 9.000%, 10/01/2025	70,712,732	1.0
5,460,000		B&G Foods, Inc., 4.625%, 06/01/2021	5,481,567	0.1
1,565,000		Becton Dickinson & Co., 2.675%, 12/15/2019	1,565,537	0.0
13,810,000	(3)	Becton Dickinson and Co., 2.894%, 06/06/2022	14,025,534	0.2
6,185,000	(3)	Becton Dickinson and Co., 3.142%, (US0003M + 1.030%), 06/06/2022	6,212,743	0.1
9,545,000		Becton Dickinson and Co., 3.363%, 06/06/2024	9,963,059	0.1
11,120,000	(8)	Bristol-Myers Squibb Co., 2.368%, (US0003M + 0.200%), 11/16/2020	11,129,136	0.2
17,005,000	(3),(8)	Bristol-Myers Squibb Co., 2.550%, 05/14/2021	17,158,831	0.2
2,095,000		Centene Corp., 5.625%, 02/15/2021	2,125,817	0.0
2,790,000		Conagra Brands, Inc., 3.028%, (US0003M + 0.750%), 10/22/2020	2,790,606	0.0
16,320,000		Conagra Brands, Inc., 3.800%, 10/22/2021	16,846,770	0.2
6,885,000		Elanco Animal Health, Inc., 3.912%, 08/27/2021	7,052,850	0.1
910,000		Elanco Animal Health, Inc., 4.272%, 08/28/2023	955,870	0.0
3,470,000		Elanco Animal Health, Inc., 4.900%, 08/28/2028	3,789,031	0.1
1,297,000	(8)	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/2021	1,351,013	0.0
2,915,000	(3)	HCA Healthcare, Inc., 6.250%, 02/15/2021	3,059,584	0.1
7,545,000	(3),(8)	Hologic, Inc., 4.375%, 10/15/2025	7,771,350	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
23,365,000	(3),(8)	Nestle Holdings, Inc., 3.100%, 09/24/2021	$23,861,614	0.3
5,820,000		Philip Morris International, Inc., 2.000%, 02/21/2020	5,817,534	0.1
3,890,000		Philip Morris International, Inc., 2.572%, (US0003M + 0.420%), 02/21/2020	3,895,308	0.1
7,270,000	(3)	Philip Morris International, Inc., 2.625%, 02/18/2022	7,360,138	0.1
11,975,000	(8)	Reckitt Benckiser Treasury Services PLC, 2.375%, 06/24/2022	12,053,393	0.2
7,945,000	(8)	Reckitt Benckiser Treasury Services PLC, 2.695%, (US0003M + 0.560%), 06/24/2022	7,920,287	0.1
9,125,000	(8)	Refinitiv US Holdings, Inc., 6.250%, 05/15/2026	9,809,284	0.1
11,970,000	(3),(8)	Refinitiv US Holdings, Inc., 8.250%, 11/15/2026	13,241,812	0.2
5,925,000	(3)	Service Corp. International/US, 5.375%, 05/15/2024	6,129,650	0.1
5,925,000	(3)	Teleflex, Inc., 4.625%, 11/15/2027	6,206,438	0.1
7,275,000		Teleflex, Inc., 4.875%, 06/01/2026	7,620,563	0.1
3,760,000		Unilever Capital Corp., 3.000%, 03/07/2022	3,856,217	0.1
			306,841,345	4.3

		Energy: 0.3%
5,560,000		Enterprise Products Operating LLC, 3.500%, 02/01/2022	5,743,196	0.1
3,855,000		NuStar Logistics L.P., 4.800%, 09/01/2020	3,936,919	0.1
10,335,000		Shell International Finance BV, 2.631%, (US0003M + 0.450%), 05/11/2020	10,365,347	0.1
			20,045,462	0.3

		Financial: 1.8%
6,135,000		American Tower Corp., 3.300%, 02/15/2021	6,223,787	0.1
6,150,000	(7)	Bank of New York Mellon Corp., 4.625%, 12/31/2199	6,294,402	0.1
8,750,000	(3),(7)	Bank of New York Mellon Corp., 4.950%, 12/31/2199	8,795,762	0.1
12,532,000		Crown Castle International Corp., 4.875%, 04/15/2022	13,327,238	0.2
20,700,000		Crown Castle International Corp., 5.250%, 01/15/2023	22,599,438	0.3
2,120,000		Equinix, Inc., 5.375%, 01/01/2022	2,173,000	0.0
1,505,000		Equinix, Inc., 5.375%, 04/01/2023	1,542,173	0.0
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/2020	2,171,174	0.0
2,690,000		Marsh & McLennan Cos, Inc., 2.750%, 01/30/2022	2,731,585	0.0
1,115,000		Marsh & McLennan Cos, Inc., 3.300%, 03/14/2023	1,154,935	0.0
9,205,000	(3),(7)	PNC Financial Services Group, Inc./The, 5.000%, 12/31/2199	9,558,472	0.1
11,240,000		SBA Communications Corp., 4.000%, 10/01/2022	11,521,000	0.2
16,970,000		SBA Communications Corp., 4.875%, 07/15/2022	17,238,975	0.3
5,010,000		SBA Communications Corp., 4.875%, 09/01/2024	5,204,138	0.1
6,640,000	(3),(7)	State Street Corp., 5.250%, 12/31/2199	6,757,727	0.1
2,850,000		Trinity Acquisition PLC, 4.400%, 03/15/2026	3,096,417	0.1
4,935,000	(7)	US Bancorp, 5.300%, 12/31/2199	5,293,281	0.1
			125,683,504	1.8

		Industrial: 1.7%
4,335,000		Amphenol Corp., 2.200%, 04/01/2020	4,336,823	0.1
2,190,000		Caterpillar Financial Services Corp., 2.250%, 12/01/2019	2,190,417	0.0
24,235,000	(7)	General Electric Co., 5.000%, 12/31/2199	23,029,793	0.3
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,510,773	0.0
275,000	(8)	Moog, Inc., 5.250%, 12/01/2022	280,156	0.0
9,885,000	(3)	Northrop Grumman Corp., 2.550%, 10/15/2022	10,026,154	0.1
6,845,000	(8)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	7,024,681	0.1
8,525,000	(3),(8)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.803%, (US0003M + 3.500%), 07/15/2021	8,556,969	0.1
25,899,403		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	25,986,166	0.4
4,572,560		Reynolds Group Issuer, Inc., 6.875%, 02/15/2021	4,589,707	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
6,730,000	(3)	Roper Technologies, Inc., 3.650%, 09/15/2023	$7,069,939	0.1
1,715,000		Roper Technologies, Inc., 4.200%, 09/15/2028	1,887,767	0.0
6,175,000	(8)	Sealed Air Corp., 6.500%, 12/01/2020	6,383,406	0.1
4,220,000	(8)	Sensata Technologies BV, 4.875%, 10/15/2023	4,462,650	0.1
5,100,000	(8)	Sensata Technologies BV, 5.000%, 10/01/2025	5,476,125	0.1
1,430,000	(8)	Sensata Technologies BV, 5.625%, 11/01/2024	1,562,275	0.0
5,125,000	(3)	Welbilt, Inc., 9.500%, 02/15/2024	5,502,969	0.1
1,185,000	(3)	Xylem, Inc./NY, 3.250%, 11/01/2026	1,223,025	0.0
850,000		Xylem, Inc./NY, 4.875%, 10/01/2021	893,475	0.0
			121,993,270	1.7

		Technology: 0.9%
6,840,000		Fiserv, Inc., 2.700%, 06/01/2020	6,858,966	0.1
4,000,000		Fiserv, Inc., 3.800%, 10/01/2023	4,236,096	0.1
2,840,000	(8)	Sensata Technologies UK Financing Co. PLC, 6.250%, 02/15/2026	3,038,800	0.0
47,166,000	(8)	Solera LLC / Solera Finance, Inc., 10.500%, 03/01/2024	50,095,952	0.7
			64,229,814	0.9

		Utilities: 0.7%
1,280,000		American Electric Power Co., Inc., 3.650%, 12/01/2021	1,320,846	0.0
4,270,000		Berkshire Hathaway Energy Co., 2.400%, 02/01/2020	4,273,316	0.1
3,385,000	(3)	DTE Energy Co., 3.700%, 08/01/2023	3,551,932	0.0
2,700,000		Edison International, 2.125%, 04/15/2020	2,695,004	0.0
4,250,000		Eversource Energy, 2.750%, 03/15/2022	4,306,254	0.1
2,050,000	(3)	Eversource Energy, 3.800%, 12/01/2023	2,169,231	0.0
3,885,000		NextEra Energy Capital Holdings, Inc., 2.900%, 04/01/2022	3,958,886	0.1
12,355,000		NiSource, Inc., 3.490%, 05/15/2027	12,973,124	0.2
5,280,000		NiSource, Inc., 4.375%, 05/15/2047	5,941,470	0.1
9,465,000	(3),(7)	NiSource, Inc., 5.650%, 12/31/2199	9,519,092	0.1
3,315,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	3,408,693	0.0
			54,117,848	0.7

	Total Corporate Bonds/Notes
	(Cost $1,239,308,284)		1,282,368,510	18.0

BANK LOANS: 4.5%
		Basic Materials: 0.0%
3,377,249		H.B. Fuller Co. 1st Lien Term Loan B, 4.172%, (US0001M + 2.000%), 10/20/2024	3,369,711	0.0

		Communications: 0.2%
3,969,543		Zayo Group LLC - TL B1 1L, 4.112%, (US0001M + 2.000%), 01/19/2021	3,981,948	0.1
6,850,000		Zayo Group LLC TL B2 1L, 4.362%, (US0001M + 2.250%), 01/19/2024	6,872,831	0.1
			10,854,779	0.2

		Consumer, Cyclical: 0.1%
6,850,000		Formula One TL B3 1L, 4.612%, (US0003M + 2.500%), 02/01/2024	6,781,459	0.1

		Consumer, Non-cyclical: 1.9%
1,438,973		Gartner, Inc. - TL A 1L, 4.135%, (US0003M + 2.000%), 03/20/2022	1,447,930	0.0
15,225,000		NVA Holdings Inc. - TL A-3 1L, 2.085%, (US0003M + 0.000%), 09/19/2022	15,148,875	0.2
7,800,826		NVA Holdings Inc. - TL B3 1L, 4.862%, (US0001M + 2.750%), 02/02/2025	7,808,752	0.1
409,874		Prestige Brands, Inc. Term Loan B4, 4.112%, (US0001M + 2.000%), 01/26/2024	411,104	0.0
64,996,953		Refinitiv - TL B 1L, 5.862%, (US0001M + 3.750%), 10/01/2025	65,428,597	0.9
23,860,000		Sunshine Luxembourg VII Sarl - TL B 1L, 6.335%, (US0003M + 4.250%), 07/17/2026	23,990,490	0.4
13,194,022		Trans Union LLC TL A2 1L, 3.612%, (US0001M + 1.750%), 08/09/2022	13,196,766	0.2
9,409,950		Trans Union LLC TL B4 1L, 4.112%, (US0001M + 2.000%), 06/19/2025	9,456,021	0.1
			136,888,535	1.9

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Financial: 0.7%
50,542,236		HUB International Ltd. TL B 1L, 5.281%, (US0001M + 3.000%), 04/25/2025	$50,052,583	0.7

		Health Care: 0.1%
7,225,000		Emerald TopCo Inc Term Loan, 5.544%, (US0001M + 3.500%), 07/24/2026	7,209,192	0.1

		Technology: 1.5%
24,998,064		Cypress Intermediate Holdings III Inc TL B 1L, 4.870%, (US0001M + 3.000%), 04/29/2024	24,935,569	0.4
80,131,996		Kronos Inc./MA - TL B 1L, 5.525%, (US0003M + 3.000%), 11/01/2023	80,376,158	1.1
2,875,000		Ultimate Software Group, Inc. - TL 1L, 6.080%, (US0003M + 3.750%), 05/04/2026	2,893,328	0.0
			108,205,055	1.5

	Total Bank Loans
	(Cost $322,304,064)		323,361,314	4.5

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
8,009,540	(8)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	8,393,532	0.1
7,495,125	(8)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,796,091	0.1
5,076,578	(8)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	5,163,336	0.1

	Total Asset-Backed Securities (Cost $20,374,561)		21,352,959	0.3

	Total Long-Term Investments (Cost $5,384,533,399)		6,291,785,134	88.2

SHORT-TERM INVESTMENTS: 16.0%
		Commercial Paper: 0.1%
1,925,000	(9)	BNP Paribas, 2.230%, 11/26/2019	1,918,975	0.1
1,325,000	(9)	DBS Group Holdings Ltd., 2.230%, 11/06/2019	1,322,138	0.0
1,900,000	(9)	Group BPCE, 2.210%, 12/03/2019	1,893,295	0.0
1,300,000	(9)	Mouvement des caisses Desjardins, 2.220%, 11/01/2019	1,297,572	0.0
			6,431,980	0.1
		Floating Rate Notes: 0.9%
2,300,000	(9)	Bank of America Corp., 2.130%, 11/12/2019	2,300,076	0.1
1,100,000	(9)	Bank of America Corp., 2.140%, 11/07/2019	1,100,043	0.0
500,000	(9)	Bank of America Corp., 2.310%, 11/08/2019	500,020	0.0
2,281,000	(9)	Bedford Row Funding, 2.120%, 11/25/2019	2,280,906	0.1
600,000	(9)	BNP Paribas, 2.140%, 11/14/2019	599,984	0.0
2,150,000	(9)	Commonwealth Bank of Australia, 2.180%, 01/24/2020	2,150,120	0.1
300,000	(9)	Coöperatieve Rabobank U.A., 2.180%, 11/01/2019	299,990	0.0
1,200,000	(9)	Crédit Agricole Group, 2.170%, 11/07/2019	1,199,939	0.0
1,100,000	(9)	DNB ASA, 2.180%, 11/04/2019	1,099,971	0.0
1,700,000	(9)	HSBC Holdings PLC, 2.170%, 11/08/2019	1,700,001	0.0
1,400,000	(9)	J.P. Morgan Securities LLC, 2.140%, 11/08/2019	1,399,955	0.0
1,300,000	(9)	Lloyds Bank PLC, 2.150%, 11/15/2019	1,299,983	0.0
1,500,000	(9)	Lloyds Bank PLC, 2.160%, 11/08/2019	1,499,985	0.0
1,800,000	(9)	Lloyds Bank PLC, 2.160%, 11/13/2019	1,799,980	0.0
1,850,000	(9)	Lloyds Bank PLC, 2.220%, 01/24/2020	1,850,106	0.0
900,000	(9)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/07/2019	899,990	0.0
2,100,000	(9)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/18/2019	2,099,992	0.1
1,825,000	(9)	Mitsubishi UFJ Financial Group, Inc., 2.230%, 01/23/2020	1,824,835	0.0
1,500,000	(9)	Mizuho Financial Group Inc., 2.140%, 11/25/2019	1,499,985	0.0
3,300,000	(9)	Mizuho Financial Group Inc., 2.160%, 11/20/2019	3,300,002	0.1
400,000	(9)	Mizuho Financial Group Inc., 2.170%, 11/27/2019	400,008	0.0
1,300,000	(9)	Mizuho Financial Group Inc., 2.210%, 11/01/2019	1,300,005	0.0
2,200,000	(9)	National Australia Bank Ltd., 2.110%, 11/15/2019	2,199,859	0.1
1,400,000	(9)	National Bank Of Canada, 2.160%, 11/06/2019	1,399,960	0.0
1,500,000	(9)	Natixis S.A., 2.140%, 11/08/2019	1,499,953	0.0
1,200,000	(9)	Oversea-Chinese Banking Corp., Ltd., 2.190%, 11/01/2019	1,199,983	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
1,500,000	(9)	Skandinaviska Enskilda Banken AB, 2.140%, 11/08/2019	$1,499,952	0.0
1,200,000	(9)	Skandinaviska Enskilda Banken AB, 2.140%, 11/13/2019	1,199,958	0.0
3,300,000	(9)	Societe Generale, 2.220%, 12/02/2019	3,300,053	0.1
1,800,000	(9)	State Street Bank & Trust Co., 2.120%, 11/15/2019	1,799,885	0.0
700,000	(9)	The Sumitomo Mitsui Financial Group, 2.160%, 11/08/2019	699,993	0.0
3,200,000	(9)	The Sumitomo Mitsui Financial Group, 2.160%, 11/18/2019	3,199,988	0.1
1,000,000	(9)	The Sumitomo Mitsui Financial Group, 2.190%, 11/05/2019	999,992	0.0
1,400,000	(9)	The Sumitomo Mitsui Financial Group, 2.210%, 11/01/2019	1,400,005	0.0
750,000	(9)	The Sumitomo Mitsui Financial Group, 2.210%, 01/22/2020	749,904	0.0
1,900,000	(9)	Toronto-Dominion Bank, 2.120%, 11/18/2019	1,899,902	0.0
1,025,000	(9)	Toyota Motor Corp., 2.350%, 01/10/2020	1,025,223	0.0
2,900,000	(9)	U.S. Bancorp, 2.120%, 11/25/2019	2,899,791	0.1
1,551,000	(9)	Wells Fargo & Co., 2.180%, 11/04/2019	1,550,959	0.0
			60,931,236	0.9

		Repurchase Agreements: 2.2%
37,658,665	(9)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $37,661,110, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $38,414,367, due 09/01/24-08/01/49)	37,658,665	0.5
53,081,409	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $53,084,899, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $54,143,037, due 10/25/19-07/15/61)	53,081,409	0.7
53,081,409	(9)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $53,084,856, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $54,143,037, due 10/15/19-09/01/49)	53,081,409	0.8
15,179,807	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $15,180,855, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $15,483,445, due 04/15/21-09/09/49)	15,179,807	0.2
			159,001,290	2.2

		Certificates of Deposit: 0.0%
1,600,000	(9)	The Norinchukin Bank, 2.210%, 12/05/2019
		(Cost $1,600,354)	1,600,354	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 12.8%
910,500,006	(10)	T. Rowe Price Government Reserve Fund, 2.460%
		(Cost $910,500,006)	$910,500,006	12.8

	Total Short-Term Investments
	(Cost $1,138,464,866)		1,138,464,866	16.0

	Total Investments in Securities (Cost $6,522,998,265)		$7,430,250,000	104.2
	Liabilities in Excess of Other Assets		(297,190,978)	(4.2)
	Net Assets		$7,133,059`,022	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this security is pledged to cover open written call options at September 30, 2019.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2019, the Portfolio held restricted securities with a fair value of $5,325,555 or 0.1% of net assets. Please refer to the table below for additional details.
(6)	Preferred Stock may be called prior to convertible date.
(7)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.
(8)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(9)	Represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of September 30, 2019.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$253,747,281	$–	$–	$253,747,281
Consumer Discretionary	360,586,360	–	–	360,586,360
Consumer Staples	53,912,933	–	–	53,912,933
Energy	16,024,400	–	–	16,024,400
Financials	416,911,002	–	–	416,911,002
Health Care	800,857,677	100,209,863	–	901,067,540
Industrials	567,430,448	–	–	567,430,448
Information Technology	1,143,609,552	–	–	1,143,609,552
Real Estate	39,339,027	–	–	39,339,027

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Utilities	$511,880,214	$–	$–	$511,880,214
Total Common Stock	4,164,298,894	100,209,863	–	4,264,508,757
Preferred Stock	342,146,249	52,721,790	5,325,555	400,193,594
Corporate Bonds/Notes	–	1,282,368,510	–	1,282,368,510
Asset-Backed Securities	–	21,352,959	–	21,352,959
Bank Loans	–	323,361,314	–	323,361,314
Short-Term Investments	910,500,006	227,964,860	–	1,138,464,866
Total Investments, at fair value	$5,416,945,149	$2,007,979,296	$5,325,555	$7,430,250,000
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(63,032,820)	$–	$(63,032,820)
Total Liabilities	$–	$(63,032,820)	$–	$(63,032,820)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aurora Innovation, Inc., - Series B	3/1/2019	$5,325,555	$5,325,555
		$5,325,555	$5,325,555

At September 30, 2019, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/17/20	USD	1,270.000	37	USD	4,518,218	$193,766	$(163,415)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/17/20	USD	1,300.000	38	USD	4,640,332	160,966	(123,824)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/17/20	USD	1,350.000	38	USD	4,640,332	110,123	(70,310)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/17/20	USD	1,300.000	319	USD	38,886,100	1,539,076	(1,004,070)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/17/20	USD	1,340.000	76	USD	9,264,400	603,766	(151,738)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/17/20	USD	1,350.000	98	USD	11,946,200	372,106	(173,149)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/17/20	USD	1,365.000	289	USD	35,229,100	843,200	(423,113)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/17/20	USD	1,400.000	77	USD	9,386,300	475,703	(70,350)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/17/20	USD	1,500.000	77	USD	9,386,300	310,803	(15,583)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	1,800.000	59	USD	10,241,869	$1,105,424	$(444,335)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,000.000	20	USD	3,471,820	232,160	(40,021)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,025.000	20	USD	3,471,820	218,160	(33,013)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,100.000	20	USD	3,471,820	179,160	(18,372)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,300.000	92	USD	15,970,372	982,555	(17,309)
Amazon.com, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	2,500.000	39	USD	6,770,049	481,544	(1,576)
Amazon.com, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	2,600.000	39	USD	6,770,049	400,532	(775)
Amazon.com, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	2,700.000	40	USD	6,943,640	341,896	(408)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/17/20	USD	82.500	588	USD	5,508,972	187,306	(689,180)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/17/20	USD	85.000	2,666	USD	24,977,754	376,925	(2,544,325)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/17/20	USD	95.000	1,959	USD	18,353,871	342,405	(518,508)
American Tower Corp.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	170.000	465	USD	10,282,545	497,594	(2,434,807)
American Tower Corp.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	175.000	1,314	USD	29,056,482	1,008,724	(6,262,636)
Anthem Inc.	Citigroup Global Markets	Call	01/17/20	USD	300.000	114	USD	2,737,140	207,138	(13,346)
Anthem Inc.	Citigroup Global Markets	Call	01/17/20	USD	310.000	114	USD	2,737,140	161,538	(8,122)
Anthem Inc.	Citigroup Global Markets	Call	01/17/20	USD	330.000	184	USD	4,417,840	313,481	(4,789)
Danaher Corp.	Citigroup Global Markets	Call	01/17/20	USD	150.000	323	USD	4,665,089	84,768	(156,488)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/17/20	USD	200.000	949	USD	16,899,792	930,096	(393,253)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/17/20	USD	220.000	1,655	USD	29,472,240	731,497	(222,387)
Fiserv, Inc.	Credit Suisse Securities (USA) LLC	Call	12/20/19	USD	95.000	788	USD	8,162,892	193,769	(883,093)
McDonald's Corp.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	195.000	599	USD	12,861,129	558,047	(1,325,974)
McDonald's Corp.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	200.000	599	USD	12,861,129	458,955	(1,080,495)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	USD	120.000	886	USD	12,318,058	549,648	(1,847,585)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	USD	125.000	3,471	USD	48,257,313	1,770,497	(5,811,386)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	USD	130.000	3,470	USD	48,243,410	1,238,314	(4,500,822)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	USD	135.000	1,595	USD	22,175,285	939,310	(1,534,424)
NextEra Energy, Inc.	Citigroup Global Markets	Call	01/17/20	USD	195.000	308	USD	7,176,092	107,492	(1,214,174)
NextEra Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	200.000	2,009	USD	46,807,691	866,989	(6,947,405)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	140.000	1,269	USD	17,786,304	663,053	(866,266)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
S&P Global, Inc.	Citigroup Global Markets	Call	01/17/20	USD	220.000	651	USD	15,948,198	$628,247	$(2,007,779)
S&P Global, Inc.	Citigroup Global Markets	Call	01/17/20	USD	230.000	652	USD	15,972,696	375,546	(1,514,581)
Texas Instruments, Inc.	Goldman Sachs & Co.	Call	01/17/20	USD	130.000	1,596	USD	20,626,704	662,082	(1,092,278)
Texas Instruments, Inc.	Goldman Sachs & Co.	Call	01/17/20	USD	135.000	168	USD	2,171,232	70,896	(74,983)
Texas Instruments, Inc.	Goldman Sachs & Co.	Call	01/17/20	USD	140.000	168	USD	2,171,232	44,016	(46,208)
Texas Instruments, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/20	USD	120.000	657	USD	8,491,068	167,995	(860,224)
Texas Instruments, Inc.	RBC Capital Markets, LLC	Call	01/17/20	USD	125.000	3,049	USD	39,405,276	1,004,591	(2,955,098)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/17/20	USD	280.000	265	USD	5,758,980	290,027	(10,910)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/17/20	USD	300.000	456	USD	9,909,792	669,522	(6,227)
UnitedHealth Group, Inc.	Goldman Sachs & Co.	Call	01/17/20	USD	270.000	266	USD	5,780,712	393,101	(19,989)
UnitedHealth Group, Inc.	Goldman Sachs & Co.	Call	01/17/20	USD	290.000	461	USD	10,018,452	839,195	(10,922)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/20	USD	310.000	33	USD	717,156	27,333	(256)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	150.000	549	USD	9,443,349	508,594	(1,363,117)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	155.000	549	USD	9,443,349	413,177	(1,132,465)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	160.000	885	USD	15,222,885	612,574	(1,476,862)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	165.000	758	USD	13,038,358	378,722	(991,483)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	170.000	1,512	USD	26,007,912	836,524	(1,480,664)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	175.000	2,571	USD	44,223,771	1,136,243	(1,821,568)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/17/20	USD	180.000	624	USD	10,733,424	412,339	(305,957)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/17/20	USD	100.000	843	USD	9,562,149	306,076	(1,252,270)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/17/20	USD	105.000	2,083	USD	23,627,469	495,717	(2,220,907)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/17/20	USD	115.000	470	USD	5,331,210	167,790	(186,900)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/17/20	USD	115.000	166	USD	1,882,938	59,262	(66,011)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/17/20	USD	120.000	471	USD	5,342,553	85,251	(91,934)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/17/20	USD	120.000	166	USD	1,882,938	30,723	(32,401)
									$31,354,029	$(63,032,820)

Currency Abbreviations
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $6,499,776,006.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$965,619,575
Gross Unrealized Depreciation	(98,178,351)
Net Unrealized Appreciation	$867,441,224